Provisions on Assets - Narratives (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provisions On Assets Disclosure
Provisions on assets	$ 109	$ 416
Midstream
Provisions On Assets Disclosure
Provisions on assets	106	34
Midstream | Natural Gas Storage Project
Provisions On Assets Disclosure
Provisions on assets	104
Midstream | Land [Member]
Provisions On Assets Disclosure
Provisions on assets	$ 2
Corporate/Other
Provisions On Assets Disclosure
Provisions on assets		$ 382